UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02739

Name of Fund:  BlackRock Basic Value Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2018

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 0.2%
Delta Air Lines, Inc.	148,100	$7,141,382
Auto Components — 1.1%
Lear Corp.	200,155	34,642,827
Banks — 13.6%
Bank of America Corp.	3,257,860	82,554,172
Citigroup, Inc.	2,285,981	166,282,258
JPMorgan Chase & Co.	1,712,994	163,608,057
Regions Financial Corp.	2,424,894	36,931,136

		449,375,623
Beverages — 0.3%
PepsiCo, Inc.	91,010	10,141,244
Biotechnology — 2.6%
Gilead Sciences, Inc.	1,056,390	85,588,718
Capital Markets — 4.0%
E*TRADE Financial Corp. (a)	452,130	19,717,389
Morgan Stanley	1,239,000	59,682,630
Nasdaq, Inc.	692,157	53,690,618

		133,090,637
Chemicals — 0.7%
Akzo Nobel NV — ADR	750,680	23,045,876
Communications Equipment — 4.8%
Cisco Systems, Inc.	4,738,500	159,355,755
Consumer Finance — 3.1%
Capital One Financial Corp.	537,768	45,527,439
Discover Financial Services	434,945	28,045,254
SLM Corp. (a)	2,458,242	28,196,036

		101,768,729
Containers & Packaging — 1.6%
Avery Dennison Corp.	90,330	8,883,052
Bemis Co., Inc.	161,788	7,372,679
Crown Holdings, Inc. (a)(b)	217,160	12,968,795
Graphic Packaging Holding Co.	599,090	8,357,306
Owens-Illinois, Inc. (a)	635,340	15,985,154

		53,566,986
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	1,521,410	75,294,581
Electric Utilities — 4.3%
Exelon Corp.	2,419,930	91,158,763
FirstEnergy Corp.	1,259,290	38,823,911
PG&E Corp.	183,280	12,479,535

		142,462,209
Electrical Equipment — 1.1%
ABB, Ltd. — ADR	1,434,090	35,493,728
Equity Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Property Group, Inc.	374,880	7,047,744

Common Stocks	Shares	Value
Food & Staples Retailing — 3.9%
CVS Health Corp.	149,060	$12,121,559
Kroger Co.	2,309,560	46,329,774
Walgreens Boots Alliance, Inc.	915,370	70,684,871

		129,136,204
Food Products — 3.4%
General Mills, Inc.	767,570	39,729,423
JM Smucker Co.	224,990	23,608,201
Kellogg Co.	338,760	21,128,461
Mondelez International, Inc., Class A	212,930	8,657,734
Tyson Foods, Inc., Class A	248,130	17,480,759

		110,604,578
Health Care Equipment & Supplies — 7.5%
Baxter International, Inc.	1,556,695	97,682,611
Hologic, Inc. (a)	342,948	12,582,762
Medtronic PLC	387,366	30,125,454
Zimmer Biomet Holdings, Inc.	908,572	106,384,695

		246,775,522
Household Durables — 0.6%
Newell Brands, Inc.	450,725	19,232,436
Independent Power and Renewable Electricity Producers — 2.4%
AES Corp.	7,288,020	80,313,980
Industrial Conglomerates — 1.5%
Honeywell International, Inc.	77,265	10,951,541
Koninklijke Philips NV, NY Shares	888,750	36,616,500

		47,568,041
Insurance — 4.8%
American International Group, Inc.	538,020	33,029,048
Hartford Financial Services Group, Inc.	850,403	47,137,838
Lincoln National Corp.	425,921	31,296,675
Prudential Financial, Inc.	224,643	23,884,044
XL Group Ltd.	589,833	23,268,912

		158,616,517
Internet Software & Services — 0.8%
eBay, Inc. (a)	699,415	26,899,501
Media — 3.3%
Comcast Corp., Class A	1,389,460	53,466,421
Interpublic Group of Cos., Inc.	2,009,970	41,787,276
Omnicom Group, Inc.	161,660	11,974,156

		107,227,853
Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	232,770	17,730,091
Multiline Retail — 0.6%
Dollar General Corp.	244,720	19,834,556
Oil, Gas & Consumable Fuels — 10.5%
ConocoPhillips	1,602,460	80,203,123

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	2,076,020	$76,210,694
Marathon Oil Corp.	2,181,353	29,579,147
Marathon Petroleum Corp.	564,222	31,641,570
Royal Dutch Shell PLC, Class A — ADR	1,122,090	67,976,212
Suncor Energy, Inc.	1,060,640	37,154,219
Valero Energy Corp.	309,810	23,833,683

		346,598,648
Personal Products — 0.3%
Unilever NV — NY Shares	145,400	8,584,416
Pharmaceuticals — 7.2%
Novartis AG — ADR	885,250	75,998,713
Pfizer, Inc.	4,499,445	160,630,187

		236,628,900
Professional Services — 1.4%
Nielsen Holdings PLC	1,068,070	44,271,502
Road & Rail — 0.8%
Norfolk Southern Corp.	203,170	26,867,201
Semiconductors & Semiconductor Equipment — 3.4%
NXP Semiconductors NV (a)	102,730	11,617,736
QUALCOMM, Inc.	1,925,730	99,829,843

		111,447,579
Software — 1.2%
Oracle Corp.	819,780	39,636,363

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.	281,140	$43,329,297
Tobacco — 0.5%
Philip Morris International, Inc.	141,460	15,703,475
Wireless Telecommunication Services — 1.8%
Telephone & Data Systems, Inc.	1,933,614	53,928,494
United States Cellular Corp. (a)	142,391	5,040,641

		58,969,135
Total Long-Term Investments (Cost — $2,344,462,958) — 97.6%		3,213,991,834

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (c)(e)	85,845,451	85,845,451
SL Liquidity Series, LLC, Money Market Series, 1.32% (c)(d)(e)	626,709	626,771
Total Short-Term Securities, (Cost — $86,472,222) — 2.6%		86,472,222
Total Investments (Cost — $2,430,935,180) — 100.2%		3,300,464,056
Liabilities in Excess of Other Assets — (0.2)%		(6,929,642)

Net Assets — 100.0%		$3,293,534,414

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

(e)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2017	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	125,806,939	(39,961,488)	85,845,451	$85,845,451	$190,708		—	—
SL Liquidity Series, LLC, Money Market Series	15,098,149	(14,471,440)	626,709	626,771	3,810	[1]	$(90)	$622
Total				$86,472,222	$190,708		$(90)	$622

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

2	BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2017

Schedule of Investments (concluded)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$3,213,991,834	—	—	$3,213,991,834
Short-Term Securities	85,845,451	—	—	85,845,451

Subtotal	$3,299,837,285	—	—	$3,299,837,285

Investments Valued at NAV[2]				626,771

Total Investments				$3,300,464,056

[1]	See above Schedule of Investments for values in each industry.
[2]	As of September 30, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2017	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc.

Date:	November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc.

Date:	November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc.

Date:	November 20, 2017